Net Income (Loss) Per Share (Details) - $ / shares		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
NetIncome Loss Per Share Details [Line Items]
Effect of convertible notes (in Shares)	[1]	0	16,927,006	0	16,927,006
Series D Preferred Stock [Member]
NetIncome Loss Per Share Details [Line Items]
Shares Issued, Price Per Share						$ 4.50	$ 4.50

[1]	The effect of convertible notes on the denominator for the three and nine months ended September 30, 2020 was calculated based on the carrying value of the convertible notes balance at September 30, 2020, converted at the series D price of $4.50 per share and are added back to the denominator when calculating diluted EPS using the if-converted method.